John Hancock

Tax-Advantaged Global Shareholder Yield Fund

Quarterly portfolio holdings 7/31/19

Fund’s investments

As of 7-31-19 (unaudited)

	Shares	Value
Common stocks 98.8%		$81,461,802
(Cost $82,209,095)

Australia 2.0%		1,657,246

Commonwealth Bank of Australia	9,100	510,706
Macquarie Group, Ltd.	5,586	488,881
Westpac Banking Corp.	33,520	657,659

Canada 6.4%		5,309,894

BCE, Inc.	33,100	1,495,745
Nutrien, Ltd.	13,223	724,753
Pembina Pipeline Corp.	24,700	896,259
Rogers Communications, Inc., Class B	14,900	773,450
Royal Bank of Canada	7,600	600,145
TELUS Corp.	22,800	819,542

France 6.9%		5,662,949

AXA SA	58,189	1,465,679
Cie Generale des Etablissements Michelin SCA	6,000	663,284
Sanofi	11,574	964,483
SCOR SE	11,300	464,367
TOTAL SA	27,319	1,415,949
Vinci SA	6,700	689,187

Germany 5.6%		4,603,716

Allianz SE	6,353	1,473,953
BASF SE	9,400	624,012
Deutsche Post AG	19,500	634,267
Muenchener Rueckversicherungs-Gesellschaft AG	6,200	1,477,507
Siemens AG	3,620	393,977

Italy 3.6%		2,972,942

Assicurazioni Generali SpA	44,600	831,804
Snam SpA	236,400	1,160,669
Terna Rete Elettrica Nazionale SpA	161,000	980,469

Japan 1.5%		1,260,132

Takeda Pharmaceutical Company, Ltd.	19,700	692,165
Tokio Marine Holdings, Inc.	10,700	567,967

Netherlands 1.6%		1,276,541

Royal Dutch Shell PLC, ADR, Class A (A)	20,298	1,276,541

Norway 0.8%		671,098

Orkla ASA	78,900	671,098

Singapore 0.6%		501,954

Singapore Telecommunications, Ltd.	208,600	501,954

South Korea 0.8%		623,877

Samsung Electronics Company, Ltd., GDR (B)	651	623,877

Spain 0.6%		496,485

Naturgy Energy Group SA	19,600	496,485

Sweden 0.5%		380,504

Svenska Handelsbanken AB, A Shares	42,288	380,504

Switzerland 3.2%		2,662,919

Nestle SA	6,800	721,393

2	JOHN HANCOCK TAX-ADVANTAGED GLOBAL SHAREHOLDER YIELD FUND | QUARTERLY REPORT	SEE NOTES TO FUND’S INVESTMENTS

	Shares	Value
Switzerland (continued)
Novartis AG	11,803	$1,082,321
Roche Holding AG	3,210	859,205

Taiwan 0.6%		493,485

Taiwan Semiconductor Manufacturing Company, Ltd., ADR	11,576	493,485

United Kingdom 10.3%		8,516,148

AstraZeneca PLC, ADR (A)	24,031	1,043,186
BAE Systems PLC	145,000	963,341
British American Tobacco PLC	28,200	1,004,837
British American Tobacco PLC, ADR	8,246	293,640
GlaxoSmithKline PLC	52,400	1,083,680
Imperial Brands PLC	39,800	1,010,126
Lloyds Banking Group PLC	858,320	555,233
Micro Focus International PLC	25,783	543,095
National Grid PLC	99,750	1,022,364
Unilever PLC	16,566	996,646

United States 53.8%		44,371,912

3M Company	2,500	436,800
AbbVie, Inc.	11,900	792,778
Altria Group, Inc. (A)	27,600	1,299,132
Ameren Corp. (A)	8,500	643,365
American Electric Power Company, Inc. (A)	8,600	755,166
Arthur J. Gallagher & Company (A)	5,800	524,494
AT&T, Inc. (A)	43,323	1,475,148
BB&T Corp.	9,328	480,672
BlackRock, Inc. (A)	1,100	514,448
Broadcom, Inc.	1,645	477,034
Chevron Corp.	5,255	646,943
Cisco Systems, Inc. (A)	16,228	899,031
CME Group, Inc. (A)	2,698	524,545
Dominion Energy, Inc. (A)	13,200	980,628
Dow, Inc.	12,506	605,791
Duke Energy Corp. (A)	16,300	1,413,536
Eaton Corp. PLC	24,768	2,035,682
Emerson Electric Company (A)	10,420	676,050
Entergy Corp. (A)	13,284	1,403,056
Exxon Mobil Corp. (A)	11,800	877,448
FirstEnergy Corp. (A)	60,400	2,655,788
Hanesbrands, Inc. (A)	29,382	472,756
IBM Corp.	4,156	616,085
Intel Corp.	19,831	1,002,457
Johnson & Johnson (A)	4,325	563,202
Kimberly-Clark Corp. (A)	6,000	813,900
Las Vegas Sands Corp.	14,500	876,380
Leggett & Platt, Inc.	14,200	567,574
Lockheed Martin Corp. (A)	2,032	735,929
LyondellBasell Industries NV, Class A	6,400	535,617
McDonald’s Corp. (A)	3,400	716,448
Merck & Company, Inc. (A)	10,300	854,797
MetLife, Inc. (A)	35,734	1,765,974
Microsoft Corp. (A)	6,000	817,620
Occidental Petroleum Corp. (A)	18,400	945,024
People’s United Financial, Inc. (A)	56,000	919,520

SEE NOTES TO FUND’S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK TAX-ADVANTAGED GLOBAL SHAREHOLDER YIELD FUND	3

			Shares	Value
United States (continued)
PepsiCo, Inc.			5,400	$690,174
Pfizer, Inc. (A)			52,475	2,038,129
Philip Morris International, Inc. (A)			15,900	1,329,399
Phillips 66			5,722	586,848
PPL Corp. (A)			28,700	850,381
Target Corp.			6,200	535,680
Texas Instruments, Inc. (A)			7,400	925,074
The Coca-Cola Company (A)			11,800	621,034
The Procter & Gamble Company (A)			6,200	731,848
United Parcel Service, Inc., Class B			5,095	608,700
Verizon Communications, Inc. (A)			24,100	1,332,007
Watsco, Inc.			3,292	535,345
WEC Energy Group, Inc. (A)			8,781	750,424
Wells Fargo & Company			10,660	516,051

	Yield (%)		Shares	Value
Short-term investments 0.3%				$223,045
(Cost $223,045)

Money market funds 0.1%				97,045

State Street Institutional Treasury Money Market Fund, Premier Class	2.0934	(C)	97,045	97,045

			Par value^	Value
Repurchase agreement 0.2%				126,000

Repurchase Agreement with State Street Corp. dated 7-31-19 at 1.300% to be repurchased at $126,005 on 8-1-19, collateralized by $130,000 U.S. Treasury Notes, 2.500% due 12-31-20 (valued at $131,273, including interest)			126,000	126,000
Total investments (Cost $82,432,140) 99.1%				$81,684,847
Other assets and liabilities, net 0.9%				721,723
Total net assets 100.0%				$82,406,570

The percentage shown for each investment category is the total value of the category as a percentage of the net assets of the fund unless otherwise indicated.

^	All par values are denominated in U.S. dollars unless otherwise indicated.

Security Abbreviations and Legend

ADR	American Depositary Receipt
GDR	Global Depositary Receipt
(A)	All or a portion of this security is segregated as collateral for options. Total collateral value at 7-31-19 was $25,663,268.
(B)	These securities are exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold, normally to qualified institutional buyers, in transactions exempt from registration.
(C)	The rate shown is the annualized seven-day yield as of 7-31-19.

The fund had the following sector composition as a percentage of net assets on 7-31-19:

Financials	17.8%
Utilities	15.8%
Consumer staples	12.3%
Health care	12.1%
Industrials	9.4%
Energy	8.1%
Information technology	7.8%
Communication services	7.7%
Consumer discretionary	4.8%
Materials	3.0%
Short-term investments and other	1.2%
TOTAL	100.0%

4	JOHN HANCOCK TAX-ADVANTAGED GLOBAL SHAREHOLDER YIELD FUND | QUARTERLY REPORT	SEE NOTES TO FUND’S INVESTMENTS

DERIVATIVES

WRITTEN OPTIONS

Options on index

Counterparty (OTC)/ Exchange- traded	Name of issuer	Exercise price		Expiration date	Number of contracts	Notional amount	Premium	Value
Calls
Exchange-traded	NASDAQ 100 Index	USD	7,875.00	Aug 2019	2	200	$24,998	$(19,490)
Exchange-traded	Philadelphia Stock Exchange Utility Sector Index	USD	780.00	Aug 2019	20	2,000	11,985	(5,000)
Exchange-traded	Russell 2000 Index	USD	1,570.00	Aug 2019	14	1,400	32,189	(40,390)
Exchange-traded	S&P 100 Index	USD	1,410.00	Sep 2019	45	4,500	11,215	(3,374)
Exchange-traded	S&P 500 Index	USD	3,050.00	Aug 2019	9	900	9,083	(203)
Exchange-traded	S&P 500 Index	USD	3,075.00	Aug 2019	9	900	7,193	(338)
Exchange-traded	S&P 500 Index	USD	3,130.00	Aug 2019	20	2,000	10,984	(400)
Exchange-traded	S&P 500 Index	USD	3,130.00	Aug 2019	21	2,100	5,552	(368)
Exchange-traded	S&P 500 Index	USD	3,030.00	Aug 2019	9	900	12,683	(8,280)
Exchange-traded	S&P 500 Index	USD	3,090.00	Aug 2019	31	3,100	19,816	(16,740)
							$145,698	$(94,583)

Derivatives Currency Abbreviations

USD	U.S. Dollar

Derivatives Abbreviations

OTC	Over-the-counter

SEE NOTES TO FUND’S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK TAX-ADVANTAGED GLOBAL SHAREHOLDER YIELD FUND	5

Notes to Fund’s investments (unaudited)

Security valuation. Investments are stated at value as of the scheduled close of regular trading on the New York Stock Exchange (NYSE), normally at 4:00 P.M., Eastern Time. In case of emergency or other disruption resulting in the NYSE not opening for trading or the NYSE closing at a time other than the regularly scheduled close, the net asset value (NAV) may be determined as of the regularly scheduled close of the NYSE pursuant to the fund’s Valuation Policies and Procedures.

In order to value the securities, the fund uses the following valuation techniques: Equity securities held by the fund are typically valued at the last sale price or official closing price on the exchange or principal market where the security trades. In the event there were no sales during the day or closing prices are not available, the securities are valued using the last available bid price. Investments by the fund in open-end mutual funds are valued at their respective NAVs each business day. Options listed on an exchange are valued at the mid-price of the last quoted bid and ask prices from the primary exchange where the option trades. Foreign securities and currencies are valued in U.S. dollars based on foreign currency exchange rates supplied by an independent pricing vendor.

In certain instances, the Pricing Committee may determine to value equity securities using prices obtained from another exchange or market if trading on the exchange or market on which prices are typically obtained did not open for trading as scheduled, or if trading closed earlier than scheduled, and trading occurred as normal on another exchange or market.

Other portfolio securities and assets, for which reliable market quotations are not readily available, are valued at fair value as determined in good faith by the fund’s Pricing Committee following procedures established by the Board of Trustees. The frequency with which these fair valuation procedures are used cannot be predicted and fair value of securities may differ significantly from the value that would have been used had a ready market for such securities existed. Trading in foreign securities may be completed before the scheduled daily close of trading on the NYSE. Significant events at the issuer or market level may affect the values of securities between the time when the valuation of the securities is generally determined and the close of the NYSE. If a significant event occurs, these securities may be fair valued, as determined in good faith by the fund’s Pricing Committee, following procedures established by the Board of Trustees. The fund uses fair value adjustment factors provided by an independent pricing vendor to value certain foreign securities in order to adjust for events that may occur between the close of foreign exchanges or markets and the close of the NYSE.

The fund uses a three-tier hierarchy to prioritize the pricing assumptions, referred to as inputs, used in valuation techniques to measure fair value. Level 1 includes securities valued using quoted prices in active markets for identical securities. Level 2 includes securities valued using other significant observable inputs. Observable inputs may include quoted prices for similar securities, interest rates, prepayment speeds and credit risk. Prices for securities valued using these inputs are received from independent pricing vendors and brokers and are based on an evaluation of the inputs described. Level 3 includes securities valued using significant unobservable inputs when market prices are not readily available or reliable, including the fund’s own assumptions in determining the fair value of investments. Factors used in determining value may include market or issuer specific events or trends, changes in interest rates and credit quality. The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Changes in valuation techniques and related inputs may result in transfers into or out of an assigned level within the disclosure hierarchy.

The following is a summary of the values by input classification of the fund’s investments as of July 31, 2019, by major security category or type:

	Total value at 7-31-19	Level 1 quoted price	Level 2 significant observable inputs	Level 3 significant unobservable inputs
Investments in securities:
Assets
Common stocks
Australia	$1,657,246	—	$1,657,246	—
Canada	5,309,894	$5,309,894	—	—
France	5,662,949	—	5,662,949	—
Germany	4,603,716	—	4,603,716	—
Italy	2,972,942	—	2,972,942	—
Japan	1,260,132	—	1,260,132	—
Netherlands	1,276,541	1,276,541	—	—
Norway	671,098	—	671,098	—
Singapore	501,954	—	501,954	—
South Korea	623,877	—	623,877	—
Spain	496,485	—	496,485	—
Sweden	380,504	—	380,504	—
Switzerland	2,662,919	—	2,662,919	—
Taiwan	493,485	493,485	—	—
United Kingdom	8,516,148	1,336,826	7,179,322	—
United States	44,371,912	44,371,912	—	—
Short-term investments	223,045	97,045	126,000	—
Total investments in securities	$81,684,847	$52,885,703	$28,799,144	—
Derivatives:
Liabilities
Written options	$(94,583)	$(94,583)	—	—

For additional information on the fund’s significant accounting policies, please refer to the fund’s most recent semiannual or annual shareholder report and prospectus.

6

More information

How to contact us

Internet	www.jhinvestments.com

Mail	Computershare
P.O. Box 30170
College Station, TX 77842-3170

Phone	Customer service representatives	800-852-0218
	Portfolio commentary	800-344-7054
	24-hour automated information	800-843-0090
	TDD line	800-231-5469

This report is for the information of the shareholders of John Hancock Tax-Advantaged Global Shareholder Yield Fund.	P14Q3 07/19 9/19